Segment Information, Information about Company's Reportable Segments (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023 Vessel	Dec. 31, 2023 Segment	Dec. 31, 2023 USD ($) Segment	Dec. 31, 2022 USD ($) Vessel	Dec. 31, 2021 USD ($)
Segment Information [Abstract]
Number of vessels acquired | Vessel	2			0
Number of reportable segments | Segment		3	3
Voyage charter revenues			$ 3,806,244	$ 51,805,097	$ 15,002,012
Total vessel revenues			78,468,574	111,885,865	29,264,268
Voyage expenses (including charges from related parties)			(4,444,716)	(29,319,414)	(11,059,518)
Vessel operating expenses			(21,084,635)	(21,708,290)	(12,361,871)
Management fees to related parties			(3,153,660)	(2,833,500)	(1,853,850)
Provision for doubtful accounts			0	(266,732)	0
Recovery of provision for doubtful accounts			266,732
Depreciation and Amortization			(6,839,702)	(7,294,476)	(3,834,117)
Gain on sale of vessels			99,026,692	3,222,631	0
Operating (loss)/income			136,882,020	51,592,737	(734,184)
Interest and finance costs			(964,253)	(902,604)	(506,012)
Interest income			4,072,553	202,612	652
Dividend income from related party			1,020,833	0	0
Foreign exchange losses			(23,493)	(6,181)	15,327
Less: Unallocated corporate general and administrative expenses (including related parties)			(5,357,265)	(2,093,347)	(889,096)
Net (loss)/income, before taxes			140,987,660	50,886,564	(1,224,217)
Time Charter [Member]
Segment Information [Abstract]
Vessel revenues			12,148,571	13,656,027	9,115,257
Pool [Member]
Segment Information [Abstract]
Vessel revenues			62,513,759	46,424,741	5,146,999
Operating Segment [Member]
Segment Information [Abstract]
Operating (loss)/income			142,239,285	53,686,084	154,912
Operating Segment [Member] | Aframax/LR2 Tanker Segment [Member]
Segment Information [Abstract]
Total vessel revenues			56,163,961	96,248,212	26,559,413
Voyage expenses (including charges from related parties)			(1,939,564)	(29,100,348)	(11,003,925)
Vessel operating expenses			(11,691,675)	(17,386,009)	(9,776,724)
Management fees to related parties			(1,443,009)	(2,167,000)	(1,433,950)
Provision for doubtful accounts				(266,732)	0
Recovery of provision for doubtful accounts			266,732
Depreciation and Amortization			(3,475,084)	(5,889,352)	(3,087,764)
Gain on sale of vessels			90,800,434	3,222,631	0
Operating (loss)/income			128,681,795	44,661,402	1,257,050
Operating Segment [Member] | Aframax/LR2 Tanker Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues			8,709,215	13,656,027	9,115,257
Operating Segment [Member] | Aframax/LR2 Tanker Segment [Member] | Voyage Charters [Member]
Segment Information [Abstract]
Voyage charter revenues			552,859	51,805,097	15,002,012
Operating Segment [Member] | Aframax/LR2 Tanker Segment [Member] | Pool [Member]
Segment Information [Abstract]
Vessel revenues			46,901,887	30,787,088	2,442,144
Operating Segment [Member] | Handysize Tanker Segment [Member]
Segment Information [Abstract]
Total vessel revenues			15,611,872	15,637,653	2,704,855
Voyage expenses (including charges from related parties)			(198,730)	(219,066)	(55,593)
Vessel operating expenses			(5,164,248)	(4,322,281)	(2,585,147)
Management fees to related parties			(688,547)	(666,500)	(419,900)
Provision for doubtful accounts				0	0
Recovery of provision for doubtful accounts			0
Depreciation and Amortization			(1,490,577)	(1,405,124)	(746,353)
Gain on sale of vessels			8,226,258	0	0
Operating (loss)/income			16,296,028	9,024,682	(1,102,138)
Operating Segment [Member] | Handysize Tanker Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues			0	0	0
Operating Segment [Member] | Handysize Tanker Segment [Member] | Voyage Charters [Member]
Segment Information [Abstract]
Voyage charter revenues			0	0	0
Operating Segment [Member] | Handysize Tanker Segment [Member] | Pool [Member]
Segment Information [Abstract]
Vessel revenues			15,611,872	15,637,653	2,704,855
Operating Segment [Member] | LPG Carrier Segment [Member]
Segment Information [Abstract]
Total vessel revenues			6,692,741
Voyage expenses (including charges from related parties)			(2,306,422)
Vessel operating expenses			(4,228,712)
Management fees to related parties			(1,022,104)
Recovery of provision for doubtful accounts			0
Depreciation and Amortization			(1,874,041)
Gain on sale of vessels			0
Operating (loss)/income			(2,738,538)
Operating Segment [Member] | LPG Carrier Segment [Member] | Time Charter [Member]
Segment Information [Abstract]
Vessel revenues			3,439,356
Operating Segment [Member] | LPG Carrier Segment [Member] | Voyage Charters [Member]
Segment Information [Abstract]
Voyage charter revenues			3,253,385
Operating Segment [Member] | LPG Carrier Segment [Member] | Pool [Member]
Segment Information [Abstract]
Vessel revenues			0
Segment Reconciling Items [Member]
Segment Information [Abstract]
Interest and finance costs			(964,253)	(902,604)	(506,012)
Interest income			4,072,553	202,612	652
Dividend income from related party			1,020,833	0	0
Foreign exchange losses			(23,493)	(6,181)	15,327
Corporate [Member]
Segment Information [Abstract]
Less: Unallocated corporate general and administrative expenses (including related parties)			$ (5,357,265)	$ (2,093,347)	$ (889,096)